RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 26,611,014	$ 29,314,455
Impairment loss in investment in operating limited partnerships	(45,076,559)	(49,980,719)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(11,608,176)	(12,018,259)
Other	30,073,721	33,201,992
Investments in operating limited partnerships - as reported	0	517,469
Series Forty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	6,466,601	7,135,780
Impairment loss in investment in operating limited partnerships	(11,934,196)	(14,606,765)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(1,350,984)	(2,898,636)
Other	6,818,579	10,369,621
Investments in operating limited partnerships - as reported	0	0
Series Forty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,845,678	4,229,169
Impairment loss in investment in operating limited partnerships	(6,177,246)	(8,894,814)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(1,188,616)	(841,002)
Other	3,520,184	5,506,647
Investments in operating limited partnerships - as reported	0	0
Series Forty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes And Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	16,298,735	17,949,506
Impairment loss in investment in operating limited partnerships	(26,965,117)	(26,479,140)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	(9,068,576)	(8,278,621)
Other	19,734,958	17,325,724
Investments in operating limited partnerships - as reported	$ 0	$ 517,469